Consolidated Balance Sheet - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Current assets:
Cash	$ 10,325	$ 71,377
Prepaid expenses and other current assets	5,000	7,020
Total current assets	15,325	78,397
Non-current assets
Deferred financing costs	35,000	35,000
Total assets	50,325	113,397
Current liabilities:
Accounts payable and accrued expenses	1,073,786	916,728
Liability for stock to be issued	127,321	50,000
Deferred Officer’s salary	737,642	759,948
Related party interest payable	201,846	149,481
Dividends payable	2,442	2,945
Due to shareholders	41,343	41,343
Covid19 SBA loan	41,664	20,832
Convertible note payable, net of discount	35,000	32,127
Derivative liability	45,524
Convertible interest payable	3,801
Interest payable	875
Shareholder loan
Total current liabilities	2,331,244	1,973,404
Series C mandatory redeemable convertible preferred stock, net of discount, authorized 1000,000 shares, 239,025 and 117,200 shares issued and outstanding, respectively	196,083	101,661
Stockholders’ deficit:
Preferred stock, $.001 par value; 5,000,000 shares authorized, 610,000 and 610,000 shares issued and outstanding	610	610
Class A Preferred stock, $.001 par value; 50,000,000 shares authorized 0 and 0 shares issued and outstanding Common stock, $.001 par value; 600,000,000 shares authorized, 446,385,628 and 379,523,000 shares issued and outstanding, respectively	446,386	379,524
Additional paid-in capital	25,955,367	25,429,261
Accumulated deficit	(28,859,365)	(27,771,062)
Total stockholders’ deficit	(2,457,002)	(1,961,668)
Total liabilities and stockholders’ deficit	$ 50,325	$ 113,397